CONVERTIBLE DEBT (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DEBT
Issuances to debt discount	$ 0	$ 62,619	$ 456,570
Reduction of derivative related to conversions	0	(284,169)
Change in fair value of derivative liabilities	15,001	(193,513)	4,158
Ending balance	30,664	45,665	460,728
Beginning balance	$ 45,665	$ 460,728	$ 0